Commitments and Contingencies (Details) (USD $)	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Amount Of Contingent Payments For Tenant Improvements And Leasing Costs	$ 621,000
Amount of Commitments for Construction Contracts Over Next Twelve Months	16,200,000
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	4,240,000
2013	4,174,000
2014	3,953,000
2015	3,899,000
2016	3,873,000
Thereafter	49,442,000
Total	69,581,000
Sub-tenant Ground Leases - Paid by Realty Income [Member]
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	157,000	[1]
2013	158,000	[1]
2014	167,000	[1]
2015	170,000	[1]
2016	171,000	[1]
Thereafter	421,000	[1]
Total	1,244,000	[1]
Sub Tenant Ground Lease - Paid by Tenants [Member]
Minimum future rental payments for the next five years and thereafter under ground leases [Abstract]
2012	4,083,000	[2]
2013	4,016,000	[2]
2014	3,786,000	[2]
2015	3,729,000	[2]
2016	3,702,000	[2]
Thereafter	49,021,000	[2]
Total	$ 68,337,000	[2]

[1]	Realty Income currently pays the ground lessors directly for the rent under the ground leases.
[2]	Our tenants, who are generally sub-tenants under the ground leases, are responsible for paying the rent under these ground leases. In the event a tenant fails to pay the ground lease rent, we are primarily responsible.